As filed with the Securities and Exchange Commission on July 6, 2026

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 159	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7450

John M. Perlowski

BLACKROCK LIQUIDITY FUNDS

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Bryan Chegwidden, Esq. Jeremy C. Smith, Esq.	Janey Ahn, Esq.
Ropes & Gray LLP	BlackRock Advisors, LLC
1211 Avenue of the Americas	50 Hudson Yards
New York, New York 10036-8704	New York, New York 10001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 30, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 159 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Liquidity Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July  30, 2026, the effectiveness of the registration statement of BlackRock Select Treasury Based Liquidity Fund, filed in Post-Effective Amendment No. 158 on May 8, 2026, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 159 incorporates by reference the prospectus and statement of additional information contained in Post-Effective Amendment No. 158 to the Registrant’s Registration Statement.

PART C

OTHER INFORMATION

Item 28.

(a)	(1)	Certificate of Trust dated October 21, 1998 is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999.

	(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 61 to the Registration Statement, filed on February 2, 1999.

	(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

	(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004.

(b)	(1)	Registrant’s Amended and Restated Bylaws, effective as of November 29, 2018, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 125 to the Registration Statement, filed on February 26, 2020.

	(2)	Amendment No. 1 to Registrant’s Amended and Restated Bylaws, effective as of November 11, 2020, is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 129 to the Registration Statement, filed on December 15, 2020.

(c)	See Article II, Article III (Sections 3.1, 3.2, 3.7, 3.8 and 3.9), Article IV (Sections 4.1, 4.2 and 4.3), Article VI, Article VII, Article VIII (Sections 8.1, 8.2 and 8.5) and Article IX (Sections 9.1, 9.3, 9.4, 9.5, 9.6, 9.7, 9.8 and 9.11) of the Registrant’s Agreement and Declaration of Trust dated October 21, 1998, incorporated herein by reference to Exhibit (a)(2) of Registrant’s Registration Statement, and Article I, Article II (Section 2 and Section 3), Article IV (Section 1) and Article V (Sections 3, 4, 5 and 6) of the Registrant’s Amended and Restated Bylaws, effective as of November 29, 2018, as amended effective November 11, 2020, incorporated herein by reference to Exhibits (b)(1) and (b)(2) of Registrant’s Registration Statement.

(d)	(1)	Management Agreement between Registrant and BlackRock Advisors, LLC dated July 1, 2011 is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 92 to the Registration Statement, filed on February 28, 2012.

	(2)	Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to TempCash is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 130 to the Registration Statement, filed on February 25, 2021.

	(3)	Form of Thirteenth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on March 21, 2024.

	(4)	Form of Waiver Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 96 to the Registration Statement, filed on February 28, 2014.

(e)	(1)	Form of Amended and Restated Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (formerly known as BlackRock Advantage U.S. Total Market Fund, Inc.) (File No. 2-60836), filed on July 26, 2019.

	(2)	Exhibit A to the Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC, amended as of October 3, 2024 is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 1242 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on October 3, 2024.

(f)	None.

(g)	(1)	Form of Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

	(2)	Form of Custody Agreement (U.S. Dollar Only) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

(h)	(1)	(a)	Form of Master Fund Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 28, 2017.

		(b)	Form of Letter Agreement among Registrant, BlackRock Advisors, LLC and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 120 to the Registration Statement, filed on February 27, 2019.

	(2)	(a)	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 11, 2004 is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004.

		(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 1, 2009 is incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009.

	(3)	(a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000.

		(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000.

		(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000.

(d) Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(d) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000.

(e) Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated herein by reference to Exhibit (h)(3)(e) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000.

	(4)	Form of Twelfth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC is incorporated by reference to Exhibit 8(p) of Post- Effective Amendment No. 1289 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 26, 2026.

	(5)	Form of Tenth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to Exhibit 8(r) of Post-Effective Amendment No. 1289 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 26, 2026.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004.

(j)	None.

(k)	None.

(l)	None.

(m)	(1)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009.

	(2)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 154 to Registrant’s Registration Statement, filed on June 27, 2025.

(o)	Code of Ethics of Registrant, BlackRock Investments, LLC, BlackRock Advisors, LLC, BlackRock Fund Advisors, BlackRock International Limited, BlackRock (Singapore) Limited and BlackRock Asset Management North Asia Limited is incorporated herein by reference to Exhibit (16)(a) of Post- Effective Amendment No. 1257 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on May 23, 2025.

(p)	Code of Ethics (Global Personal Investments Policy) for BlackRock, Inc. and its subsidiaries is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 1289 to the Registration Statement filed on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 26, 2026.

(q)	(1)	Power of Attorney is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 922 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on January 22, 2019.

	(2)	Power of Attorney of Lori Richards is incorporated herein by reference to Exhibit 5(b) of Post- Effective Amendment No. 1212 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 5, 2024.

	(3)	Power of Attorney of Christopher J. Ailman is incorporated by reference to Exhibit 99(c) of Post- Effective Amendment No. 391 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on September 18, 2024.

	(4)	Power of Attorney of Jeffrey Jarczyk and Marc D. Stern is filed herewith.

Item 29. Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 30. Indemnification

Indemnification of Registrant’s Manager, Accounting Services Provider, Principal Underwriter, Custodians and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Sections 3.1 and 7.5 of the Master Fund Services Agreement, Section 5 of the Distribution Agreement, Article V of the Custody Agreement (U.S. Dollar Only), Sections 3.1 and 7.1 of the Master Global Custody Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit (a)(2) to Registrant’s Registration Statement, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) BlackRock Advisors, LLC is an indirect majority-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b) BlackRock International Limited. The information required by this Item 31 about officers and directors of BlackRock International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock International Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087)

Item 32. Principal Underwriter

(a)  BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including the Registrant:

BlackRock Advantage Global Fund, Inc.	BlackRock Capital Appreciation Fund, Inc.
BlackRock Advantage SMID Cap Fund, Inc.	BlackRock Emerging Markets Fund, Inc.
BlackRock Allocation Target Shares	BlackRock Equity Dividend Fund
BlackRock Balanced Fund, Inc.	BlackRock ETF Trust
BlackRock Bond Fund, Inc.	BlackRock ETF Trust II
BlackRock California Municipal Series Trust	BlackRock Financial Institutions Series Trust
BlackRock FundsSM	BlackRock Municipal Series Trust
BlackRock Funds II	BlackRock Natural Resources Trust
BlackRock Funds III	BlackRock Series Fund, Inc.
BlackRock Funds IV	BlackRock Series Fund II, Inc.
BlackRock Funds V	BlackRock Series, Inc.
BlackRock Funds VI	BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds VII, Inc.	BlackRock Unconstrained Equity Fund
BlackRock Global Allocation Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Index Funds, Inc.	BlackRock Variable Series Funds II, Inc.
BlackRock International Select Equity Fund	iShares, Inc.
BlackRock Large Cap Focus Growth Fund, Inc.	iShares Trust
BlackRock Large Cap Focus Value Fund, Inc.	iShares U.S. ETF Trust
BlackRock Large Cap Series Funds, Inc.	Managed Account Series
BlackRock Liquidity Funds	Managed Account Series II
BlackRock Mid-Cap Value Series, Inc.	Master Investment Portfolio
BlackRock Multi-State Municipal Series Trust	Master Investment Portfolio II
BlackRock Municipal Bond Fund, Inc.	Quantitative Master Series LLC

BRIL also acts as the distributor or placement agent for each of the following closed-end registered investment companies:

BlackRock Alpha Strategies Fund

BlackRock Core Bond Trust

BlackRock Corporate High Yield Fund, Inc.

BlackRock Debt Strategies Fund, Inc.

BlackRock Enhanced Equity Dividend Trust

BlackRock Floating Rate Income Strategies Fund, Inc.

BlackRock Floating Rate Income Trust

BlackRock HPS Credit Strategies Fund

BlackRock Income Trust, Inc.

BlackRock Limited Duration Income Trust

BlackRock Multi-Sector Income Trust

BlackRock Municipal Credit Alpha Portfolio, Inc.

BlackRock Private Investments Fund

BlackRock Utilities, Infrastructure & Power Opportunities Trust

Name	Positions and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Jon Maro	Chairman and Chief Executive Officer, Board of Managers	None
Christopher J. Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Zachary Marcus	Chief Financial Officer	None
Gregory Rosta	Chief Compliance Officer and Director	None
Cynthia Rzomp	Chief Operating Officer	None
Andrew Dickson	Secretary and Managing Director	None
Martin Small	Senior Managing Director	None
Michael Bishopp	Managing Director	None
Samara Cohen	Managing Director	None
Jonathan Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Stuart Murray	Managing Director	None
Jonathan Steel	Managing Director	None
Ariana Brown	Director	None
Chris Nugent	Director	None
Anglica Neto-Nolan	Vice President	None
Lourdes Sanchez	Vice President	None
Lisa Belle	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Joseph Devico	Board of Managers	None
Meredith Herold	Board of Managers	None
Dominik Rohe	Board of Managers	None
Roland Villacorta	Board of Managers	None

(c) Not applicable.

Item 33. Location of Accounts and Records

Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on July 6, 2026.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT)
ON BEHALF OF
BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 6, 2026

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	July 6, 2026

CHRISTOPHER J. AILMAN* (Christopher J. Ailman)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

JEFFREY JARCZYK* (Jeffrey Jarczyk)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

MARC D. STERN* (Marc D. Stern)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN		July 6, 2026
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX

Exhibit Number	Description

(q)(4)	Power of Attorney of Jeffrey Jarczyk and Marc D. Stern